Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	1,283
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Maturity short-term deposits	90 days	90 days
U.S. dollar bank accounts [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits	16,373	191,438
Russian ruble bank accounts [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits	6,444	6,294
Bank accounts in other currencies [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits	280	280